Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 65,368	$ 66,581	$ 60,667
Total net sales	65,368	66,581	60,667
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	11,228	12,862	10,630
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	27,097	30,772	30,077
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	4,852	3,586	2,878
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	6,188	4,726	4,610
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	9,827	8,186	8,304
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 6,176	$ 6,449	$ 4,168